Business Combinations (Details)			4 Months Ended	12 Months Ended
	May 25, 2023 USD ($) shares	Jan. 01, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 TWD ($) shares	Dec. 31, 2024 TWD ($)	Aug. 23, 2024
Acquisition of MG [Member]
Business Combinations [Line Items]
Share percentage	100.00%
Fair value shares				10,035,783	10,035,783
Fair value of acquired trade receivables				2,633,089	2,633,089
Contractual amount for trade receivables				2,637,301	2,637,301
Loss allowance				4,212	4,212
Contributed by MG (in Dollars) | $	$ 15,130,557	$ 45,206,882
Contributed loss before income tax	94,864
Loss before income tax (in Dollars) | $		$ (3,400,794)
Shareholders equivalent amount (in New Dollars) | $	$ 1,903,424
Green Quest [Member]
Business Combinations [Line Items]
Fair value shares				558,677	558,677
Fair value of acquired trade receivables				78,816	78,816
Fixed consideration			$ 4,625,066	$ 4,625,066		$ 95,000,000
Calendar days				180 days	180 days
Fair value shares				558,677	558,677
Equity consideration amounted (in Dollars) | $				$ 4,625,066
Equity consideration shares				558,677	558,677
Purchase price amounted (in Dollars) | $				$ 3,184,536
Purchase price shares				383,040	383,040
Earn out shares amounted (in Dollars) | $				$ 1,440,519
Earn out shares				175,637	175,637
Share Purchase Agreement [Member] | Green Quest [Member]
Business Combinations [Line Items]
Share percentage							100.00%
Purchase price (in Dollars per share) | $ / shares			$ 11.21	$ 11.21
Fixed consideration			$ 2,975,258	$ 2,975,258		200,000,000
Calendar days				90 days	90 days
Shareholders equivalent amount (in New Dollars) | $						$ 110,000,000
Earn-out consideration per share (in Dollars per share) | $ / shares			$ 11.21	$ 11.21
Earn-out ratio revenue				$ 579,392	$ 18,500,000
Dragon Marketing [Member] | Green Quest [Member]
Business Combinations [Line Items]
Contributed by MG (in Dollars) | $			$ 261,943
Contributed loss before income tax			197,090	(77,946,255)	(77,946,255)
Operating revenue (in Dollars) | $				$ 48,636,474